DEBT (Details) (10-Q)	3 Months Ended			12 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended			9 Months Ended						12 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended		9 Months Ended						12 Months Ended								9 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended						1 Months Ended		3 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Holder 1 [Member]	Sep. 30, 2013 Holder 2 [Member] USD ($)	Sep. 30, 2013 Holder 2 [Member]	Sep. 30, 2013 Corporate Segment [Member] USD ($)	Dec. 31, 2012 Corporate Segment [Member] USD ($)	Sep. 30, 2013 Brazil Segment [Member] USD ($)	Sep. 30, 2013 Brazil Segment [Member] BRL	Dec. 31, 2012 Brazil Segment [Member] USD ($)	Dec. 31, 2011 Brazil Segment [Member] USD ($)	Sep. 30, 2013 Convertible Debt [Member] Corporate Segment [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes, Net [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] April 2013 [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] Halpern Entities [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] USD ($)	Mar. 31, 2013 Senior Convertible Debentures, Net [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures, Net [Member]	May 31, 2013 Senior Convertible Debentures, Net [Member]	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] Holder 1 [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] Holder 2 [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] Corporate Segment [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures, Net [Member] Corporate Segment [Member] USD ($)	Jun. 30, 2013 Factoring Agreement [Member] USD ($)	Dec. 31, 2012 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2012 Working Capital Lines of Credit [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] BRL	Sep. 30, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] BRL	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Maximum [Member]	Sep. 30, 2013 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2011 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] April 2013 [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] Minimum [Member] April 2013 [Member]	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] Maximum [Member] April 2013 [Member]	Sep. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Halpern Entities [Member] USD ($)	Jun. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Halpern Entities [Member] USD ($)	Sep. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Other Investors [Member] USD ($)	Jun. 30, 2012 Subordinated Convertible Notes and Warrants [Member] Other Investors [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member] Corporate Segment [Member] USD ($)	Sep. 30, 2013 Promissory Note [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes [Member] Corporate Segment [Member] Halpern Entities [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes [Member] Corporate Segment [Member] Other Investors [Member] USD ($)	Sep. 30, 2013 Other [Member] Corporate Segment [Member] USD ($)	Dec. 31, 2012 Other [Member] Corporate Segment [Member] USD ($)	Oct. 31, 2013 Senior Revolving Credit Agreement [Member] USD ($)	May 31, 2013 Senior Revolving Credit Agreement [Member] USD ($)	Sep. 30, 2013 Senior Revolving Credit Agreement [Member] USD ($) Tranche	Jun. 30, 2013 Senior Revolving Credit Agreement [Member] USD ($)	Sep. 30, 2013 Senior Revolving Credit Agreement [Member] USD ($) Tranche	Sep. 30, 2013 Senior Convertible Revolving Note, Net [Member] Corporate Segment [Member] USD ($)	Dec. 31, 2012 Senior Convertible Revolving Note, Net [Member] Corporate Segment [Member] USD ($)	Sep. 30, 2013 Senior Convertible Debentures, Net [Member] Holder 1 [Member] USD ($)	Sep. 30, 2013 Subordinated Convertible Notes, Net [Member] Corporate Segment [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] Corporate Segment [Member] USD ($)
Debt Instrument [Line Items]
Total debt	$ 21,777,000			$ 19,584,000	$ 14,725,000				$ 6,972,000	$ 5,117,000	$ 14,805,000		$ 14,467,000	$ 11,830,000	$ 6,934,000	$ 1,608,000										$ 96,000	$ 1,048,000		$ 5,555,000	$ 5,021,000	$ 3,789,000	$ 201,000	$ 210,000	$ 214,000					$ 3,767,000		$ 2,227,000	$ 1,778,000			$ 3,953,000	$ 3,189,000	$ 2,838,000			$ 2,618,000	$ 2,531,000	$ 3,211,000											$ 3,397,000	$ 1,833,000	$ 38,000	$ 28,000						$ 1,608,000	$ 0		$ 5,230,000	$ 4,041,000
Current portion	9,422,000			8,003,000	6,792,000										1,704,000	1,608,000										96,000																																					0	0
Long-term debt, less current portion	12,355,000			11,581,000	7,933,000										5,230,000	0										0																																					3,397,000	1,833,000
Components of convertible debt [Abstract]
Principal outstanding				21,169,000									14,467,000		7,674,000	1,558,000	4,325,000									97,000																												538,000									2,600,000	3,419,000
Discount															(3,933,000)	(41,000)										(3,000)																																					(470,000)	(3,419,000)					(100,000)		(100,000)
Derivative conversion liabilities															3,193,000	91,000										2,000																																					1,267,000	1,833,000
Debt	21,777,000			19,584,000	14,725,000				6,972,000	5,117,000	14,805,000		14,467,000	11,830,000	6,934,000	1,608,000										96,000	1,048,000		5,555,000	5,021,000	3,789,000	201,000	210,000	214,000					3,767,000		2,227,000	1,778,000			3,953,000	3,189,000	2,838,000			2,618,000	2,531,000	3,211,000											3,397,000	1,833,000	38,000	28,000						1,608,000	0		5,230,000	4,041,000
Current portion	9,422,000			8,003,000	6,792,000										1,704,000	1,608,000										96,000																																					0	0
Long-term debt, less current portion	12,355,000			11,581,000	7,933,000										5,230,000	0										0																																					3,397,000	1,833,000
Maximum borrowing capacity																													4,700,000								1,800,000	3,600,000																															8,000,000		8,000,000
Fees under the agreement (in hundredths)																																																																							7.00%
Minimum cumulative repayments, March 2014																																																																					600,000		600,000
Minimum cumulative repayments, June 2014																																																																					1,300,000		1,300,000
Minimum cumulative repayments, September 2014																																																																					2,200,000		2,200,000
Collections that may be withheld (in hundredths)																																																																					20.00%		20.00%
Proceeds from Lines of Credit, Gross																																																																			800,000	1,400,000	600,000
Amount received																																							1,000,000	2,000,000																											700,000	1,200,000	600,000
Extinguishment of debt																			300,000									100,000																																								400,000	100,000
Value of additional units purchased																			400,000																																																300,000	500,000						400,000
Issue of shares of common stock (in shares)																																																																			6,667	10,593	20,000		30,593
Market value of shares of common stock issued																									200,000																												100,000														100,000	200,000	200,000
Stock issuance price (in dollars per share)																																																																					$ 16.00		$ 16.00
Outstanding principal amount of debentures converted																			300,000	100,000
Number of common stock (in shares)						5,000		3,026											21,429	7,000
Conversion price (in dollars per share)				$ 0.08	$ 0.21														$ 0.07	$ 14.00	$ 0.07
Number of Shares Under Warrant (in shares)					22,766																																																	38,400													3,429	6,000	2,571		2,571
Exercise price per warrant (in dollars per share)							$ 16.00																																																												$ 16.00	$ 16.00	$ 0.08
Transaction closing costs																					300,000																																600,000														100,000	500,000	300,000
Transaction closing costs, cash expenses																					10,000																																														100,000	300,000	100,000
Transaction closing costs, Amortized to interest expense																																																																				200,000
Average outstanding amount																																																																					1,500,000	500,000
Terms of Conversion Feature																			In May 2013, we entered into agreements to allow each holder of existing subordinated convertible notes and warrants to invest in additional notes and related warrants and provided that each holder making an additional investment (i) receive 0.0125 shares of our common stock for each dollar invested and (ii) agree to extend the maturity date for all of their notes to July 2016. Further, each holder of outstanding convertible notes could elect (PIK Election), in lieu of receiving cash interest payments otherwise payable though June 2014 on their existing convertible notes to receive (i) an increase in the number of shares of common stock underlying their notes (ii) an equity warrant to purchase shares of our common stock and (ii) 0.0125 shares of our common stock for each dollar of interest otherwise payable through June 2014. Holders making an additional investment were deemed under the agreement to have made a PIK Election.			(i) the current debenture conversion price or (ii) 80% of the 20-day volume weighted average trading price of our common stock or (iii) the volume weighted average trading price of our common stock on the day immediately prior to the redemption date less $0.01.																																																	Upon an event of default, as defined in the agreement, TCA has the right to voluntarily convert all or any portion of the outstanding principal, interest and other amounts due under the agreement into shares of our common stock at a conversion price equal to 85% of the lowest daily volume weighted average price during the five trading days immediately prior to the conversion date. Because the conversion feature could require us to issue an indeterminate number of shares for settlement, the conversion feature is a derivative liability, classified as debt on our balance sheets. If TCA voluntarily converts, we have guaranteed that TCA will realize a minimum per share, when shares of our common stock issued in connection with the conversion are sold, equal to the volume weighted average price of our common stock during the five trading days immediately prior to the conversion date.
Conversion price upone default (in hundredths)																																																																					85.00%		85.00%
Debt covenant description																																																																							During the term of the agreement, the USA segment may not without TCA’s consent or approval, among other things, (i) enter into new debt (ii) make any new investments, except capital expenditures less than $0.3 million per year, (iii) issue or redeem stock, (iii) declare or pay dividends or make other distributions to shareholders, and (iv) make loans and distributions of assets to an persons, including affiliates.
Shares issuable on conversion (in shares)																							18,571
Market value of common stock issued																				100,000
Principal amount of debt with maturity extension																			200,000		200,000			1,100,000	300,000
Principal Amount of Notes and Debenture				21,169,000									14,467,000		7,674,000	1,558,000	4,325,000									97,000																												538,000									2,600,000	3,419,000
Creditor's Debt Conversion Right (in dollars per share)																																																						$ 14.00
Stated annual interest rate (in hundredths)																	10.00%												6.50%		6.50%				13.50%	21.50%							12.40%	44.50%				3.70%	8.00%		7.30%			10.00%															12.00%		12.00%
Maturity Date of Debt											Jun. 30, 2018	Jun. 30, 2018					Jul. 31, 2015												Dec. 31, 2021			Mar. 31, 2016					May 31, 2014	May 31, 2014							Jul. 31, 2013										Jul. 31, 2015	Jul. 31, 2016
Exercisable Price of Warrant																																																						Exercisable immediately at $16.00 per share
Expiration Date of Warrant																																																							Jul. 31, 2017	May 31, 2018
Required number of days notice prior to conversion or exercise																																																													61 days
Minimum beneficial ownership interest to be required to give notice prior to conversion or exercise (in hundredths)																																																													4.99%
Proceeds from issuance of the convertible notes and related warrants			3,563,000	3,563,000																																																					94,000	(7,000)	843,000	1,786,000	500,000
Principal amount of promissory note to Mr. Halpern																		2,500,000																																												100,000
Monthly installment interest rate, annual rate (in hundredths)											12.00%	12.00%																											17.00%	17.00%
Fair value of conversion features																																																					500,000
Fair value of liability warrants																																																					500,000
Restricted cash											500,000	1,000,000
Taxes payable converted into debt agreement												1,600,000
Maximum outstanding borrowings																																																																					2,800,000		2,800,000
Fair value of warrants																																																																			100,000	100,000	100,000		100,000
Maximum fair value																																																																			100,000		100,000		100,000
Guaranteed minimum value of stock issued in connection with the three tranches																																																																					500,000		500,000
Total temporary equity recorded	7,886,000			9,262,000																																																																	400,000		400,000
Number of tranches related to TCA																																																																					3		3
Conversion liability																																																																					100,000		100,000
Debt discounts															3,933,000	41,000										3,000																																					470,000	3,419,000					100,000		100,000
Maximum amount of capital expenditures allowed per year																																																																					300,000		300,000
Increase in shares of common stock underlying PIK warrant (in shares)	3,263	4,346
Increase in shares of common stock underlying notes (in shares)	3,263	4,346
Increase in note principle under PIK election	$ 45,688	$ 60,842